Operating Segment Analysis	12 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Operating Segment Analysis	Operating Segment Analysis
Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding on how to allocate resources and in assessing performance. The Company’s CODM is considered to be the Company’s chief executive officer (“CEO”). The CEO reviews financial information presented on a Group level basis for purposes of making operating decisions and assessing financial performance. Therefore, the Group has determined that it operates in a single operating and reportable segment.
Geographical Information of Group’s Non-Current Assets
Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2021 £’000	2020 £’000
United Kingdom	£35,803	£40,112
North America	67,877	29,431
Europe	146,357	75,358
RoW (1)	14,810	15,365
Total	£264,847	£160,266
(1) Rest of World (RoW)